UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09475

Nuveen Dividend Advantage Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Dividend Advantage Municipal Income Fund (NVG)
	July 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 143.0% (100.0% of Total Investments)

	MUNICIPAL BONDS – 142.7% (99.8% of Total Investments)

	Alabama – 0.4% (0.3% of Total Investments)
$ 1,785	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill	4/25 at 100.00	N/R	$ 1,646,502
	College Project, Series 2015, 5.875%, 4/15/45
	Alaska – 0.6% (0.4% of Total Investments)
3,035	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	12/15 at 100.00	B	2,607,460
	Series 2006A, 5.000%, 6/01/32
	Arizona – 2.1% (1.5% of Total Investments)
1,435	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project,	12/24 at 100.00	A2	1,555,669
	Series 2014A, 5.000%, 12/01/42
6,000	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project,	No Opt. Call	AA	7,528,380
	Series 2005B, 5.500%, 7/01/37 – FGIC Insured
7,435	Total Arizona			9,084,049
	California – 15.2% (10.6% of Total Investments)
2,165	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	No Opt. Call	BBB+	1,935,791
	Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured
6,135	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA	3,419,465
	Capital Appreciation Series 2009B, 0.000%, 8/01/30 – AGC Insured
	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A:
1,485	5.000%, 10/01/26 (Pre-refunded 10/01/15) – NPFG Insured	10/15 at 100.00	Aa3 (4)	1,497,088
1,565	5.000%, 10/01/27 (Pre-refunded 10/01/15) – NPFG Insured	10/15 at 100.00	Aa3 (4)	1,577,739
10,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/22 at 100.00	AA	10,915,500
	Children’s Hospital, Series 2012A, 5.000%, 8/15/51
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 3294:
855	9.368%, 2/15/20 (IF) (5)	No Opt. Call	AA	992,723
375	9.368%, 2/15/20 (IF) (5)	No Opt. Call	AA	435,405
340	9.361%, 2/15/20 (IF) (5)	No Opt. Call	AA	394,716
14,345	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA	4,949,455
	Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/39 – AGM Insured
	El Rancho Unified School District, Los Angeles County, California, General Obligation Bonds,
	Election 2010 Series 2011A:
2,615	0.000%, 8/01/31 – AGM Insured	8/28 at 100.00	A2	2,037,896
3,600	0.000%, 8/01/34 – AGM Insured	8/28 at 100.00	A2	2,778,480
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
1,210	5.750%, 1/15/46	1/24 at 100.00	BBB–	1,396,267
1,210	6.000%, 1/15/49	1/24 at 100.00	BBB–	1,418,132
2,425	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	A	2,429,365
	5.000%, 9/01/27 – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
1,965	4.500%, 6/01/27	6/17 at 100.00	B+	1,878,088
1,270	5.000%, 6/01/33	6/17 at 100.00	B	1,065,047
1,000	5.750%, 6/01/47	6/17 at 100.00	B	855,850
365	5.125%, 6/01/47	6/17 at 100.00	B	285,404
	Oceanside Unified School District, San Diego County, California, General Obligation Bonds,
	Series 2009A:
5,905	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA	4,051,539
2,220	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA	1,372,226
2,675	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	AA	2,786,039
	AGC Insured
4,150	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	10/25 at 100.00	AA	4,505,697
	Participation, Refunding Series 2011, 0.000%, 10/01/28 – AGM Insured
160	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	180,910
	2013A, 5.750%, 6/01/48
6,820	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA–	6,968,335
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
4,275	Sequoia Union High School District, San Mateo County, California, General Obligation Bonds,	7/16 at 100.00	Aa1	4,295,648
	Series 2006, 3.500%, 7/01/29 – AGM Insured
79,130	Total California			64,422,805
	Colorado – 3.1% (2.2% of Total Investments)
750	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/32 –	10/16 at 100.00	BBB–	768,128
	SYNCORA GTY Insured
170	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	BBB+	187,869
	Samaritan Society Project, Series 2013, 5.625%, 6/01/43
17,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	AA–	12,215,180
	9/01/25 – NPFG Insured
17,920	Total Colorado			13,171,177
	District of Columbia – 2.8% (1.9% of Total Investments)
900	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC	10/22 at 100.00	BB+	855,612
	Issue, Series 2013, 5.000%, 10/01/45
6,810	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 4.500%, 4/01/42 –	4/17 at 100.00	A–	7,059,859
	AMBAC Insured
2,635	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue	4/22 at 100.00	BBB+	2,734,208
	Bonds, Dulles Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series
	2014A, 5.000%, 10/01/53
935	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,041,431
	Tender Option Bond Trust 1606, 11.856%, 10/01/30 – AMBAC Insured (IF) (5)
11,280	Total District of Columbia			11,691,110
	Florida – 7.7% (5.4% of Total Investments)
3,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA	3,341,460
	AGM Insured
1,030	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41 (WI/DD,	9/25 at 100.00	AA–	1,145,473
	Settling 8/05/15)
1,430	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University,	11/23 at 100.00	BBB–	1,582,867
	Series 2013, 6.125%, 11/01/43
	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project,
	Refunding Series 2013A:
3,445	6.000%, 4/01/42	4/23 at 100.00	Baa1	3,934,948
1,720	5.625%, 4/01/43	4/23 at 100.00	Baa1	1,916,097
	Florida Municipal Loan Council, Revenue Bonds, Series 2003B:
165	5.250%, 12/01/17	12/15 at 100.00	AA–	165,589
100	5.250%, 12/01/18	12/15 at 100.00	AA–	100,337
	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,
	Senior Lien Series 2015A:
2,195	5.000%, 10/01/40 (WI/DD, Settling 8/13/15) (Alternative Minimum Tax)	10/24 at 100.00	AA–	2,395,382
1,430	5.000%, 10/01/44 (WI/DD, Settling 8/13/15) (Alternative Minimum Tax)	10/24 at 100.00	AA–	1,552,480
5,825	JEA, Florida, Electric System Revenue Bonds, Series Three 2013B, 5.000%, 10/01/38	10/18 at 100.00	Aa2	6,385,249
2,335	Lee County, Florida, Airport Revenue Refunding Bonds, Series 2011A, 5.375%, 10/01/32 – AGM	8/21 at 100.00	AA	2,611,838
	Insured (Alternative Minimum Tax)
1,545	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2011A,	2/21 at 100.00	AA	1,837,345
	6.000%, 2/01/31 – AGM Insured
2,400	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Refunding Series 2012B,	10/22 at 100.00	A+	2,621,568
	5.000%, 10/01/37
750	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health,	4/22 at 100.00	A	785,198
	Inc., Series 2012A, 5.000%, 10/01/42
60	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of	6/22 at 102.00	N/R	68,284
	Boca Raton Project, Series 2014A, 7.250%, 6/01/34
1,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	1,046,130
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)
1,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 (Pre-refunded	10/15 at 100.00	AA (4)	1,008,080
	10/01/15) – NPFG Insured
29,430	Total Florida			32,498,325
	Georgia – 5.5% (3.9% of Total Investments)
6,925	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park	12/15 at 100.00	AA (4)	7,036,770
	Improvement, Series 2005A, 5.000%, 12/01/30 (Pre-refunded 12/01/15) – NPFG Insured
5,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/29	No Opt. Call	Aa3	5,673,250
7,030	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%,	2/18 at 100.00	AAA	7,763,862
	2/01/36 (Pre-refunded 2/01/18) (5)
1,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University,	10/22 at 100.00	Baa2	1,115,230
	Refunding Series 2012C, 5.250%, 10/01/27
1,710	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	Aa2	1,872,929
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
21,665	Total Georgia			23,462,041
	Guam – 0.2% (0.2% of Total Investments)
150	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43	10/23 at 100.00	BBB	175,628
	(Alternative Minimum Tax)
650	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	735,833
	5.500%, 7/01/43
800	Total Guam			911,461
	Hawaii – 1.3% (0.9% of Total Investments)
5,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health	7/23 at 100.00	A	5,717,650
	Obligated Group, Series 2013A, 5.500%, 7/01/43
	Idaho – 1.7% (1.2% of Total Investments)
2,895	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series	3/22 at 100.00	A–	3,107,638
	2012A, 5.000%, 3/01/47 – AGM Insured
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway
	Trust Funds, Series 2006:
3,000	5.000%, 7/15/23 (Pre-refunded 7/15/16) – NPFG Insured	7/16 at 100.00	A+ (4)	3,133,620
1,130	5.000%, 7/15/24 (Pre-refunded 7/15/16) – NPFG Insured	7/16 at 100.00	A+ (4)	1,180,330
7,025	Total Idaho			7,421,588
	Illinois – 13.9% (9.7% of Total Investments)
3,745	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014,	No Opt. Call	AA	3,983,519
	5.250%, 12/01/49
3,600	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/16 at 100.00	AA–	3,667,536
	Series 2005A, 5.250%, 1/01/24 – NPFG Insured
	Community College District 523, Counties of DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago, and
	Boone, Illinois, General Obligation Bonds, Kishwaukee Community College, Series 2011B:
2,500	0.000%, 2/01/33	2/21 at 100.00	AA	917,025
2,000	0.000%, 2/01/34	2/21 at 100.00	AA	680,100
2,845	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City	12/23 at 100.00	AA	3,162,929
	Colleges, Series 2013, 5.250%, 12/01/43
3,920	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A,	7/25 at 100.00	AA–	4,349,985
	5.000%, 1/01/40
1,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012,	No Opt. Call	AA	1,080,950
	5.000%, 6/01/42
4,000	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A,	9/24 at 100.00	BBB	4,185,600
	5.000%, 9/01/42
1,245	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/25 at 100.00	Baa1	1,328,502
	Refunding Series 2015C, 5.000%, 8/15/44
5,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A,	10/21 at 100.00	AA+	5,328,950
	5.000%, 10/01/51
3,500	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	AA– (4)	3,732,400
	2/01/35 (Pre-refunded 2/01/17) – FGIC Insured
	Illinois State, General Obligation Bonds, Refunding Series 2012:
635	5.000%, 8/01/21	No Opt. Call	A–	688,061
500	5.000%, 8/01/22	No Opt. Call	A–	540,435
685	5.000%, 8/01/23	No Opt. Call	A–	740,067
4,035	Illinois State, General Obligation Bonds, Series 2004A, 5.000%, 3/01/28	9/15 at 100.00	A–	4,048,073
455	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	A–	482,828
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Capital Appreciation Refunding Series 2010B-1:
25,000	0.000%, 6/15/44 – AGM Insured	No Opt. Call	AA	5,948,500
17,465	0.000%, 6/15/45 – AGM Insured	No Opt. Call	AA	3,942,549
3,335	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	BBB+	3,568,617
	Project, Tender Option Bond Trust 2015-XF0081, 13.553%, 6/15/42 (IF)
3,900	Rosemont, Illinois, General Obligation Bonds, Series 2011A, 5.600%, 12/01/35 – AGM Insured	12/20 at 100.00	AA	4,274,829
1,680	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group,	11/23 at 100.00	BB+	2,086,829
	Inc., Series 2013, 7.625%, 11/01/48
91,045	Total Illinois			58,738,284
	Indiana – 6.8% (4.7% of Total Investments)
1,050	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric	6/22 at 100.00	BBB–	1,111,215
	Corporation Project, Series 2012A, 5.000%, 6/01/39 – AGM Insured
5,370	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	5,683,178
	Project, Series 2013A, 5.250%, 1/01/51 (Alternative Minimum Tax)
	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,
	Series 2014:
1,830	5.250%, 9/01/40 (Alternative Minimum Tax)	9/24 at 100.00	BBB	1,959,527
7,250	5.000%, 9/01/46 (Alternative Minimum Tax)	9/24 at 100.00	BBB	7,628,015
1,850	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/22 at 100.00	AA	2,044,213
	2012A, 5.000%, 10/01/37
3,240	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AA–	3,386,189
	NPFG Insured
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AA	5,635,100
	5.500%, 1/01/38 – AGC Insured
315	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series	11/23 at 100.00	N/R	350,466
	2013, 7.250%, 11/01/43 (Alternative Minimum Tax)
765	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	1/24 at 100.00	N/R	929,437
	7.000%, 1/01/44 (Alternative Minimum Tax)
26,670	Total Indiana			28,727,340
	Iowa – 0.8% (0.6% of Total Investments)
480	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/23 at 100.00	BB–	523,310
	Project, Series 2013, 5.250%, 12/01/25
450	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	12/15 at 100.00	B+	393,939
	5.500%, 6/01/42
2,800	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	2,644,236
	5.600%, 6/01/34
3,730	Total Iowa			3,561,485
	Kansas – 1.0% (0.7% of Total Investments)
3,880	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health	1/20 at 100.00	AA–	4,286,585
	Services Corporation, Series 2010A, 5.000%, 1/01/40
	Kentucky – 1.4% (1.0% of Total Investments)
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
1,030	0.000%, 7/01/43	7/31 at 100.00	Baa3	718,507
1,775	0.000%, 7/01/46	7/31 at 100.00	Baa3	1,237,903
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
945	5.750%, 7/01/49	7/23 at 100.00	Baa3	1,057,767
190	6.000%, 7/01/53	7/23 at 100.00	Baa3	216,091
2,415	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding Series	2/19 at 100.00	AA	2,740,904
	2009, 5.250%, 2/01/20 – AGC Insured
6,355	Total Kentucky			5,971,172
	Louisiana – 6.9% (4.9% of Total Investments)
1,175	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	1,288,787
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
1,000	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical	1/21 at 100.00	AA	1,163,040
	Center, Refunding Series 2011A, 6.000%, 1/01/39 – AGM Insured
5,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities	10/20 at 100.00	AA	5,703,050
	Inc. Project, Series 2010, 5.500%, 10/01/41 – AGM Insured
6,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 5.000%, 5/01/36	5/16 at 100.00	Aa1 (4)	6,213,300
	(Pre-refunded 5/01/16) – AGM Insured
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
1,050	4.750%, 5/01/39 (Pre-refunded 5/01/16) – AGM Insured	5/16 at 100.00	Aa1 (4)	1,085,364
8,270	4.500%, 5/01/41 (Pre-refunded 5/01/16) – NPFG Insured (UB)	5/16 at 100.00	Aa1 (4)	8,533,068
3	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-3, 16.192%,	5/16 at 100.00	Aa1 (4)	3,756
	5/01/34 (Pre-refunded 5/01/16) – NPFG Insured (IF)
5,055	New Orleans Aviation Board, Louisiana, Revenue Bonds, North Terminal Project, Series 2015B,	1/25 at 100.00	A–	5,411,327
	5.000%, 1/01/45 (Alternative Minimum Tax)
27,553	Total Louisiana			29,401,692
	Massachusetts – 2.5% (1.7% of Total Investments)
1,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	1,127,100
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta	11/17 at 100.00	BB+	1,012,010
	Energy Project, Series 2012B, 4.875%, 11/01/42
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015:
3,200	5.000%, 1/01/45	1/25 at 100.00	BBB+	3,369,312
755	4.500%, 1/01/45	1/25 at 100.00	BBB+	745,268
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye	7/20 at 100.00	BBB–	1,081,870
	and Ear Infirmary, Series 2010C, 5.375%, 7/01/35
400	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	AA+	428,628
	5.000%, 8/15/37 – AMBAC Insured
2,775	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	2,821,898
	8/01/46 – AGM Insured
10,130	Total Massachusetts			10,586,086
	Michigan – 3.4% (2.4% of Total Investments)
1,055	Battle Creek School District, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	Aa1	1,116,264
	5.000%, 5/01/31 – AGM Insured
1,290	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	1,377,707
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
1,500	Grand Traverse County Hospital Financial Authority, Michigan, Revenue Bonds, Munson	No Opt. Call	AA–	1,607,445
	Healthcare, Series 2014A, 5.000%, 7/01/47
3,230	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	AA	3,554,938
	5.000%, 12/01/39
1,000	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	A2	1,058,970
1,225	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	1,288,039
	2006A, 5.000%, 12/01/31
275	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2 (4)	291,445
	2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)
2,855	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	AA	3,052,737
	2009C, 5.000%, 12/01/48
1,250	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	AA–	1,270,238
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
13,680	Total Michigan			14,617,783
	Missouri – 0.6% (0.5% of Total Investments)
2,460	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	2,672,913
	Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
100	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/23 at 100.00	A–	111,703
	of Sunset Hills, Series 2013A, 5.875%, 9/01/43
2,560	Total Missouri			2,784,616
	Nebraska – 3.2% (2.2% of Total Investments)
900	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A–	971,478
	Methodist Health System, Refunding Series 2015, 5.000%, 11/01/48
6,360	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2005, 5.000%, 9/01/32	9/15 at 100.00	AA (4)	6,385,885
	(Pre-refunded 9/01/15)
6,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Series	1/17 at 100.00	A2 (4)	6,251,820
	2007A, 5.000%, 1/01/37 (Pre-refunded 1/01/17) – AMBAC Insured
13,260	Total Nebraska			13,609,183
	Nevada – 2.8% (1.9% of Total Investments)
2,350	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 –	7/19 at 100.00	AA	2,631,107
	AGM Insured
6,885	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AA	7,717,878
	International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
1,300	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	AA+	1,431,651
	5.000%, 6/01/42
10,535	Total Nevada			11,780,636
	New Jersey – 1.8% (1.2% of Total Investments)
1,900	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	1/16 at 100.00	AA–	1,927,398
	2004A, 5.000%, 7/01/29 – NPFG Insured
2,150	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A–	2,371,472
	2006A, 5.250%, 12/15/20
1,200	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA	1,468,872
	AGM Insured
200	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 17.019%,	7/22 at 100.00	A+	281,730
	1/01/43 (IF) (5)
2,025	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B–	1,512,857
	Series 2007-1A, 4.750%, 6/01/34
7,475	Total New Jersey			7,562,329
	New York – 4.7% (3.3% of Total Investments)
1,120	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	8/15 at 100.00	AA–	1,124,390
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender
	Option Bond Trust 3518:
2,000	13.891%, 2/15/33 (IF)	2/19 at 100.00	AAA	2,667,220
1,335	13.879%, 2/15/39 (IF)	2/19 at 100.00	AAA	1,779,288
850	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	968,805
	2011A, 5.750%, 2/15/47
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C,	9/16 at 100.00	AA–	3,118,740
	5.000%, 9/01/35 – NPFG Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A:
550	4.000%, 9/01/39 – AGM Insured	9/24 at 100.00	AA	556,259
390	5.000%, 9/01/44	9/24 at 100.00	A–	427,222
1,575	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%,	5/21 at 100.00	AA	1,740,155
	5/01/36 – AGM Insured
2,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	9/22 at 100.00	A–	2,156,780
	5.000%, 9/01/42
480	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	AA– (4)	486,067
	5.000%, 11/15/30 (Pre-refunded 11/15/15) – AMBAC Insured
1,435	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA	1,697,103
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
2,220	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	2,241,356
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
1,000	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital	7/22 at 100.00	BB	1,025,810
	Health Center Project, Series 2012, 5.000%, 7/01/42
17,955	Total New York			19,989,195
	North Carolina – 0.8% (0.5% of Total Investments)
250	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	8/15 at 100.00	N/R	250,465
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%,
	8/01/35 (Alternative Minimum Tax)
2,150	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	2,326,537
	WakeMed, Series 2012A, 5.000%, 10/01/38
540	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A, 6.000%, 6/01/34	6/19 at 100.00	AA (4)	638,744
	(Pre-refunded 6/01/19) – AGC Insured
2,940	Total North Carolina			3,215,746
	North Dakota – 0.2% (0.1% of Total Investments)
630	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC	9/23 at 100.00	N/R	658,734
	Project, Series 2013, 7.750%, 9/01/38
	Ohio – 4.6% (3.2% of Total Investments)
2,455	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds,	5/22 at 100.00	A1	2,628,937
	Children’s Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42
985	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and	5/22 at 100.00	AA–	1,063,258
	Improvement Series 2012A, 5.000%, 5/01/42
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
2,540	5.125%, 6/01/24	6/17 at 100.00	B–	2,113,890
710	5.875%, 6/01/30	6/17 at 100.00	B–	587,802
3,665	5.750%, 6/01/34	6/17 at 100.00	B–	2,925,916
1,115	5.875%, 6/01/47	6/17 at 100.00	B	897,029
1,870	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	5/22 at 100.00	Aa2	2,009,296
	Improvement Series 2012A, 5.000%, 11/01/42
2,765	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated	2/23 at 100.00	BB+	2,873,056
	Group Project, Series 2013, 5.000%, 2/15/48
1,290	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	1,405,107
	2013A-1, 5.000%, 2/15/48
1,240	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	1,039,938
	Convertible Series 2013A-3, 0.000%, 2/15/36
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System
	Obligated Group Project, Refunding and Improvement Series 2012:
200	5.750%, 12/01/32	12/22 at 100.00	BB	214,486
210	6.000%, 12/01/42	12/22 at 100.00	BB	226,619
1,330	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities	3/25 at 100.00	N/R	1,335,692
	Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45
	(WI/DD, Settling 8/03/15)
20,375	Total Ohio			19,321,026
	Oklahoma – 0.6% (0.4% of Total Investments)
2,325	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	AA	2,410,049
	5.000%, 2/15/37 (DD1, Settling 8/31/15) DD1
50	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	N/R (4)	53,383
	5.000%, 2/15/37 (Pre-refunded 2/15/17)
2,375	Total Oklahoma			2,463,432
	Oregon – 0.8% (0.6% of Total Investments)
3,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A,	5/19 at 100.00	AAA	3,428,250
	5.000%, 11/15/33 (Pre-refunded 5/15/19)
	Pennsylvania – 5.9% (4.1% of Total Investments)
1,050	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA	1,164,713
	5.000%, 1/01/40 – AGM Insured
1,500	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession,	12/23 at 100.00	A	1,674,300
	Series 2013A, 5.125%, 12/01/47
1,500	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds,	1/25 at 100.00	Baa2	1,585,245
	Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45
100	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/24 at 100.00	N/R	102,327
	National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)
4,700	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue	No Opt. Call	Aaa	5,404,669
	Bonds, Series 2012A, 5.000%, 7/01/19
4,125	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	4,258,318
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26	6/16 at 100.00	A+ (4)	1,091,276
	(Pre-refunded 6/01/16) – AMBAC Insured
6,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%,	6/26 at 100.00	AA	7,131,900
	6/01/33 – AGM Insured
400	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	BB+	420,172
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
2,000	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005,	1/16 at 100.00	AA	2,043,100
	5.000%, 1/15/19 – AGM Insured
22,425	Total Pennsylvania			24,876,020
	Puerto Rico – 0.4% (0.3% of Total Investments)
1,225	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AA	1,211,060
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
2,645	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	CCC–	272,938
1,855	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	CCC–	125,584
5,725	Total Puerto Rico			1,609,582
	Rhode Island – 0.3% (0.2% of Total Investments)
1,000	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England	9/23 at 100.00	BBB	1,115,000
	Health System, Series 2013A, 6.000%, 9/01/33
	South Carolina – 2.6% (1.8% of Total Investments)
6,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AA	6,346,740
	2006, 5.000%, 12/01/24
1,950	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AA (4)	2,068,112
	2006, 5.000%, 12/01/28 (Pre-refunded 12/01/16) – AGM Insured
1,000	Scago Educational Facilities Corporation, South Carolina, Installment Purchase Revenue Bonds,	10/15 at 100.00	AA (4)	1,007,980
	Spartanburg County School District 5, Series 2005, 5.000%, 4/01/21 (Pre-refunded 10/01/15) –
	AGM Insured
20	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series	1/19 at 100.00	AA–	22,427
	2008A, 5.500%, 1/01/38
1,310	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A,	12/23 at 100.00	AA–	1,449,004
	5.125%, 12/01/43
10,280	Total South Carolina			10,894,263
	Tennessee – 0.9% (0.7% of Total Investments)
3,635	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	3,954,407
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
	Texas – 14.8% (10.4% of Total Investments)
5,480	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%,	11/25 at 100.00	AA–	6,084,718
	11/15/45 (UB) (5)
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education
	Charter School, Series 2013A:
765	4.350%, 12/01/42	12/22 at 100.00	BBB–	729,649
375	4.400%, 12/01/47	12/22 at 100.00	BBB–	353,404
3,300	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C,	11/22 at 100.00	A+	3,535,717
	5.125%, 11/01/43 (Alternative Minimum Tax)
2,700	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/21 at 100.00	A+	2,946,024
	Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured
1,140	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond	10/23 at 100.00	AA+	1,530,667
	Trust 2015-XF0228, 17.950%, 4/01/53 (IF)
1,935	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston	6/25 at 100.00	AA	2,142,374
	Methodist Hospital System, Series 2015, 5.000%, 12/01/45 (WI/DD, Settling 8/06/15)
1,100	Harris County Flood Control District, Texas, General Obligation Bonds, Improvement Series	10/16 at 100.00	AAA	1,159,554
	2006, 5.000%, 10/01/26 (Pre-refunded 10/01/16)
1,545	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Tender	11/21 at 100.00	AA+	2,145,542
	Option Bond Trust 1014, 13.422%, 11/01/41 (IF) (5)
4,080	Harris County, Texas, General Obligation Toll Road Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AAA	7,374,396
	2015-XF0074, 14.503%, 8/15/27 – AGM Insured (IF)
185	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/24 at 100.00	BB–	193,941
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29
1,195	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission	5/25 at 100.00	A+	1,314,321
	Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/45
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
740	5.750%, 12/01/33	12/25 at 100.00	Baa2	812,187
740	6.125%, 12/01/38	12/25 at 100.00	Baa2	813,704
2,820	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/22 at 100.00	Aa2	3,143,257
	Children’s Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32
3,220	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%,	12/21 at 100.00	AA	3,537,975
	12/15/36 – AGM Insured
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
2,590	0.000%, 9/01/43	9/31 at 100.00	AA+	2,353,481
3,910	0.000%, 9/01/45	9/31 at 100.00	AA+	3,905,621
1,870	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	9/23 at 100.00	A	2,049,183
	Bonds, Hendrick Medical Center, Series 2013, 5.500%, 9/01/43
6,700	Tarrant Regional Water District, Texas, Water Revenue Bonds, Refunding & Improvement Series	3/22 at 100.00	AAA	7,452,879
	2012, 5.000%, 3/01/52
355	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	381,678
	2012, 5.000%, 12/15/32
1,180	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/24 at 100.00	A–	1,303,605
	Refunding Series 2015B, 5.000%, 8/15/37
7,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	7,499,030
	Refunding Series 2015C, 5.000%, 8/15/42
54,925	Total Texas			62,762,907
	Utah – 3.2% (2.2% of Total Investments)
3,200	Utah Transit Authority, Sales Tax Revenue and Refunding Bonds, Series 2012, 5.000%, 6/15/42	6/22 at 100.00	A+	3,499,008
4,865	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008, Tender Option Bond Trust 1193,	No Opt. Call	AAA	6,550,285
	13.650%, 12/15/15 – AGM Insured (IF)
3,000	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.000%, 6/15/36 (Pre-refunded	6/18 at 100.00	AAA	3,346,650
	6/15/18) – AGM Insured
11,065	Total Utah			13,395,943
	Vermont – 1.9% (1.3% of Total Investments)
7,840	University of Vermont and State Agricultural College, Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	AA– (4)	7,903,739
	10/01/35 (Pre-refunded 10/01/15) – NPFG Insured
	Virginia – 0.8% (0.6% of Total Investments)
1,795	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A, 5.000%, 7/01/52	No Opt. Call	BBB–	1,888,950
2,050	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B, 0.000%, 7/01/32	No Opt. Call	BBB–	906,100
700	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	731,549
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
4,545	Total Virginia			3,526,599
	Washington – 9.5% (6.6% of Total Investments)
5,265	Energy Northwest, Washington Public Power, Wind Project Revenue Bonds, Series 2006A, 4.500%,	7/16 at 100.00	A (4)	5,466,018
	7/01/30 (Pre-refunded 7/01/16) – AMBAC Insured
5,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding	7/25 at 100.00	Aa1	5,741,150
	Series 2015A, 5.000%, 7/01/38 (UB) (5)
1,100	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C, 5.000%, 4/01/40	10/24 at 100.00	A+	1,194,215
	(WI/DD, Settling 8/06/15) (Alternative Minimum Tax)
10,000	University of Washington, General Revenue Bonds, Refunding Series 2007, 5.000%, 6/01/37	6/17 at 100.00	Aaa	10,800,600
	(Pre-refunded 6/01/17) – AMBAC Insured (UB)
6,760	Washington Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services	7/25 at 100.00	Baa1	6,513,530
	Association, Refunding Series 2015, 4.000%, 7/01/36
10,000	Washington State, General Obligation Bonds, 2007A Series 2006, 5.000%, 7/01/31 (Pre-refunded	7/16 at 100.00	AA+ (4)	10,429,400
	7/01/16) – AGM Insured
38,125	Total Washington			40,144,913
	West Virginia – 2.1% (1.4% of Total Investments)
7,800	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	8,772,192
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
	Wisconsin – 2.9% (2.1% of Total Investments)
180	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum	11/24 at 100.00	N/R	183,420
	Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)
1,530	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc.	10/22 at 100.00	AA–	1,662,161
	Obligated Group, Series 2012A, 5.000%, 4/01/42
2,220	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	2,486,134
	Series 2011A, 5.250%, 10/15/39
7,460	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare	12/24 at 100.00	AA–	8,095,667
	Inc, Series 2015, 5.000%, 12/15/44
11,390	Total Wisconsin			12,427,382
$ 627,408	Total Municipal Bonds (cost $555,345,343)			604,720,689

Shares	Description (1), (6)			Value
	INVESTMENT COMPANIES – 0.3% (0.2% of Total Investments)
13,600	BlackRock MuniEnhanced Fund Inc.			$ 153,408
8,134	BlackRock MuniHoldings Fund Inc.			131,933
3,500	Deutsche Municipal Income Trust			44,590
7,920	Dreyfus Strategic Municipal Fund			64,073
9,500	Invesco Advantage Municipal Income Fund II			105,165
9,668	Invesco Quality Municipal Income Trust			115,436
28,980	Invesco VK Investment Grade Municipal Trust			371,234
26,280	PIMCO Municipal Income Fund II			311,418
	Total Investment Companies (cost $1,353,712)			1,297,257
	Total Long-Term Investments (cost $556,699,055)			606,017,946
	Floating Rate Obligations – (5.3)%			(22,313,334)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (42.2)% (7)			(179,000,000)
	Other Assets Less Liabilities – 4.5% (8)			19,083,582
	Net Assets Applicable to Common Shares – 100%			$ 423,788,194

Investments in Derivatives as of July 31, 2015
Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (9)	Date	(Depreciation)
JPMorgan	$45,600,000	Receive	Weekly USD-SIFMA	2.030%	Quarterly	6/08/16	6/08/26	$(543,843)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$604,720,689	$ —	$604,720,689
Investment Companies	1,297,257	—	—	1,297,257
Investments in Derivatives:
Interest Rate Swaps*	—	(543,843)	—	(543,843)
Total	$1,297,257	$604,176,846	$ —	$605,474,103
*Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments (excluding investments in derivatives) was $540,187,167.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$51,757,941
Depreciation	(8,241,182)
Net unrealized appreciation (depreciation) of investments	$43,516,759

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(6)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.5%.
(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.
(9)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
USD-SIFMA	United States Dollar-Securities Industry and Financial Market Association

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2015